Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	13
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:	$1,260,113,012.83

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%	January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%	October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%	April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%	July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%	July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%	July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%	June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$201,834,327.42	0.5045858	$171,103,310.31	0.4277583	$30,731,017.11
Class A-3 Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000	$-
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$814,484,327.42	0.6512488	$783,753,310.31	0.6266768	$30,731,017.11

Weighted Avg. Coupon (WAC)	3.15%		3.14%
Weighted Avg. Remaining Maturity (WARM)	45.42		44.48
Pool Receivables Balance	$858,519,761.11		$826,684,422.74
Remaining Number of Receivables	60,001		59,090

Adjusted Pool Balance	$833,386,022.62		$802,655,005.50

III. COLLECTIONS

Principal:
Principal Collections	$30,473,519.48
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$688,895.97
Total Principal Collections	$31,162,415.45

Interest:
Interest Collections	$2,296,303.29
Late Fees & Other Charges	$62,118.62
Interest on Repurchase Principal	$-
Total Interest Collections	$2,358,421.91

Collection Account Interest	$8,716.40
Reserve Account Interest	$945.07
Servicer Advances	$-

Total Collections	$33,530,498.83

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	13
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$33,530,498.83
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$33,530,498.83

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$715,433.13	$-	$715,433.13	$715,433.13
Collection Account Interest					$8,716.40
Late Fees & Other Charges					$62,118.62
Total due to Servicer					$786,268.15

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$114,372.79		$114,372.79
Class A-3 Notes		$350,000.00		$350,000.00
Class A-4 Notes		$146,395.92		$146,395.92

Total Class A interest:		$610,768.71		$610,768.71	$610,768.71

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$31,980,623.97

9. Regular Principal Distribution Amount:					$30,731,017.11

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$30,731,017.11
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$30,731,017.11		$30,731,017.11
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$30,731,017.11		$30,731,017.11

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,249,606.86

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$25,133,738.49
Beginning Period Amount	$25,133,738.49
Current Period Amortization	$1,104,321.26
Ending Period Required Amount	$24,029,417.24
Ending Period Amount	$24,029,417.24
Next Distribution Date Required Amount	$22,949,936.92

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	13
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.27%	2.35%	2.35%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.89%	58,433	98.49%	$814,199,728.42
30 - 60 Days	0.83%	493	1.12%	$9,272,631.31
61 - 90 Days	0.23%	133	0.31%	$2,590,914.79
91-120 Days	0.05%	31	0.08%	$621,148.22
121 + Days	0.00%	0	0.00%	$-
Total		59,090		$826,684,422.74

Delinquent Receivables 30+ Days Past Due
Current Period	1.11%	657	1.51%	$12,484,694.32
1st Preceding Collection Period	1.11%	668	1.50%	$12,889,500.19
2nd Preceding Collection Period	1.02%	621	1.37%	$12,218,424.34
3rd Preceding Collection Period	0.92%	571	1.24%	$11,427,692.90
Four-Month Average	1.04%		1.40%

Repossession in Current Period		46		$958,282.34
Repossession Inventory		91		$475,609.15

Current Charge-Offs
Gross Principal of Charge-Offs				$1,361,818.89
Recoveries				$(688,895.97)
Net Loss				$672,922.92

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.94%

Average Pool Balance for Current Period				$842,602,091.93

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.96%
1st Preceding Collection Period				0.86%
2nd Preceding Collection Period				0.27%
3rd Preceding Collection Period				0.60%
Four-Month Average				0.67%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		87	820	$12,910,797.55
Recoveries		71	617	$(5,906,676.88)
Net Loss				$7,004,120.67
Cumulative Net Loss as a % of Initial Pool Balance				0.54%

Net Loss for Receivables that have experienced a Net Loss *		72	674	$7,017,757.08
Average Net Loss for Receivables that have experienced a Net Loss				$10,412.10

Principal Balance of Extensions				$3,651,396.67
Number of Extensions				185

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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